UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Shareholders.

(a) The Report to Shareholders is attached herewith.

State Street Navigator Securities Lending Government Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$7,425,202,642
  Number of Portfolio Holdings139

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	38.1%
Treasury Repurchase Agreements	21.8%
Government Agency Debt	20.6%
Government Agency Repurchase Agreements	15.4%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	10.1%
BANK OF AMERICA NA TRIPARTY D REPO, 4.40%, due 07/01/25	6.7%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.9%
Federal Farm Credit Banks Funding Corp., 4.45%, due 10/15/25	2.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	2.6%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.6%
U.S. Treasury Bills, 4.20%, due 08/21/25	2.0%
Federal Farm Credit Banks Funding Corp., 4.49%, due 04/01/26	1.8%
U.S. Treasury Bills, 4.20%, due 07/22/25	1.8%
U.S. Treasury Bills, 4.09%, due 11/06/25	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$677,496,432
  Number of Portfolio Holdings98
  Portfolio Turnover Rate0%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Certificates Of Deposit	34.9%
Financial Company Commercial Paper	30.2%
Asset Backed Commercial Paper	13.0%
Other Notes	8.9%
Other Repurchase Agreements	6.6%
Government Agency Repurchase Agreements	4.1%
Treasury Repurchase Agreements	0.4%

Top Ten Holdings

Holdings	%
ABU DHABI INTERNATIONAL BANK I, 4.33%, due 07/01/25	3.6%
HSBC Bank PLC, 4.76%, due 07/01/25	3.5%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	2.7%
Chariot Funding LLC, 4.69%, due 07/01/25	2.2%
MUFG Bank Ltd/New York NY, 4.56%, due 08/21/25	2.2%
NORINCHUKIN BK NEW YORK, 4.48%, due 08/13/25	2.2%
Macquarie Bank Ltd, 4.40%, due 08/21/25	2.2%
Longship Funding LLC, 4.38%, due 07/01/25	1.8%
Svenska Handelsbanken AB, 4.75%, due 07/17/25	1.5%
CANADIAN IMPERIAL BK, 4.47%, due 10/10/25	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio II

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$13,155,951,231
  Number of Portfolio Holdings132
  Portfolio Turnover Rate0%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Certificates Of Deposit	31.0%
Other Notes	22.7%
Financial Company Commercial Paper	17.8%
Other Repurchase Agreements	9.5%
Asset Backed Commercial Paper	8.8%
Treasury Repurchase Agreements	6.9%
Government Agency Repurchase Agreements	1.7%

Top Ten Holdings

Holdings	%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.39%, due 07/01/25	6.8%
KBC Bank NV, 4.33%, due 07/01/25	3.4%
ABN AMRO Bank NV, 4.33%, due 07/01/25	2.7%
Abu Dhabi Islamic Bank, 4.33%, due 07/01/25	2.1%
Landesbank Baden-Wuerttemberg, 4.34%, due 07/07/25	1.6%
Svenska Handelsbanken AB, 4.30%, due 07/01/25	1.5%
Mizuho Bank Ltd., 4.33%, due 07/01/25	1.5%
Canadian Imperial Bank of Commerce, 4.33%, due 07/01/25	1.5%
Royal Bank of Canada, 4.33%, due 07/01/25	1.5%
Ionic Funding LLC, 4.43%, due 07/11/25	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

(b) Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO
Semi-Annual Financial Statements and Other Information
June 30, 2025

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Semi-Annual Financial Statements and Other Information
June 30, 2025
Table of Contents (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 20.6%
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05%(a)	4.380%	07/01/2025	09/17/2026	$3,600,000	$3,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18%(a)	4.510%	07/01/2025	11/02/2026	8,700,000	8,700,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.02%(a)	4.410%	07/01/2025	03/26/2026	20,300,000	20,300,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.03%(a)	4.420%	07/01/2025	02/19/2026	40,800,000	40,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	4.425%	07/01/2025	02/19/2026	94,300,000	94,297,047
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.06%(a)	4.445%	07/01/2025	10/15/2025	213,200,000	213,200,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.07%(a)	4.460%	07/01/2025	12/07/2026	4,800,000	4,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.07%(a)	4.460%	07/01/2025	04/01/2027	12,090,000	12,090,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	4.465%	07/01/2025	11/16/2026	5,600,000	5,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	4.475%	07/01/2025	05/15/2026	11,100,000	11,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	4.480%	07/01/2025	01/28/2026	8,800,000	8,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	4.485%	07/01/2025	02/12/2027	9,500,000	9,500,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	4.490%	07/01/2025	04/01/2026	135,000,000	135,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	4.490%	07/01/2025	06/18/2026	2,200,000	2,199,649
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	4.490%	07/01/2025	06/23/2027	3,800,000	3,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	4.495%	07/01/2025	03/18/2026	23,300,000	23,298,838
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	4.495%	07/01/2025	05/19/2026	1,500,000	1,500,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	4.500%	07/01/2025	04/16/2026	5,300,000	5,300,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	4.505%	07/01/2025	04/08/2026	1,430,000	1,430,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	4.510%	07/01/2025	01/27/2026	21,667,000	21,667,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.515%	07/01/2025	07/09/2026	4,900,000	4,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.515%	07/01/2025	07/16/2026	12,900,000	12,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.515%	07/01/2025	07/21/2026	5,000,000	5,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.515%	07/01/2025	09/08/2026	3,000,000	3,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.520%	07/01/2025	08/28/2026	1,900,000	1,900,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.520%	07/01/2025	02/03/2027	$3,800,000	$3,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.525%	07/01/2025	03/04/2026	12,500,000	12,501,452
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.525%	07/01/2025	09/16/2026	13,100,000	13,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.525%	07/01/2025	01/08/2027	12,800,000	12,815,400
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	09/04/2026	5,550,000	5,550,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	10/09/2026	29,000,000	29,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	11/20/2026	11,100,000	11,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	11/25/2026	2,679,000	2,679,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	12/02/2026	2,800,000	2,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.20%(a)	4.585%	07/01/2025	05/03/2027	3,000,000	3,004,987
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.20%(a)	4.590%	07/01/2025	03/29/2027	2,500,000	2,504,167
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.27%(a)	4.660%	07/01/2025	12/18/2026	1,200,000	1,203,579
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.35%(a)	4.740%	07/01/2025	11/25/2025	900,000	901,020
Aa1, AA+	Federal Farm Credit Discount Notes(b)	4.160%	11/26/2025	11/26/2025	1,600,000	1,572,636
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	4.105%	08/04/2025	08/04/2025	12,200,000	12,152,701
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	4.105%	08/05/2025	08/05/2025	8,100,000	8,067,673
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	4.110%	11/21/2025	11/21/2025	17,800,000	17,509,400
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	4.110%	11/28/2025	11/28/2025	35,500,000	34,889,327
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	4.163%	11/26/2025	11/26/2025	1,800,000	1,769,194
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	4.420%	07/01/2025	02/19/2026	89,500,000	89,484,030
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	4.425%	07/01/2025	05/14/2026	5,700,000	5,700,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	4.430%	07/01/2025	04/24/2026	44,600,000	44,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	4.435%	07/01/2025	01/30/2026	82,800,000	82,800,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	4.480%	07/01/2025	08/15/2025	17,540,000	17,540,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.10%(a)	4.485%	07/01/2025	03/19/2026	8,700,000	8,700,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	4.500%	07/01/2025	04/10/2026	$13,200,000	$13,199,972
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	4.500%	07/01/2025	04/15/2026	13,600,000	13,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	4.520%	07/01/2025	02/09/2026	4,370,000	4,370,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	4.520%	07/01/2025	02/13/2026	14,900,000	14,900,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	4.525%	07/01/2025	01/19/2027	7,200,000	7,200,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	4.525%	07/01/2025	01/21/2027	6,200,000	6,200,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	4.530%	07/01/2025	10/29/2026	26,800,000	26,800,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.16%(a)	4.550%	07/01/2025	07/14/2025	34,720,000	34,721,137
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.09%(a)	4.480%	07/01/2025	01/26/2026	32,500,000	32,511,422
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.11%(a)	4.500%	07/01/2025	03/05/2026	25,000,000	25,000,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.11%(a)	4.500%	07/01/2025	05/07/2026	17,300,000	17,300,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.12%(a)	4.505%	07/01/2025	04/02/2026	35,000,000	35,001,352
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	09/04/2026	25,000,000	25,000,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	09/23/2026	26,500,000	26,500,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	4.530%	07/01/2025	10/16/2026	17,600,000	17,600,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.12%(a)	4.510%	07/01/2025	07/29/2026	63,900,000	63,922,589
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.525%	07/01/2025	08/21/2026	25,200,000	25,200,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.530%	07/01/2025	09/11/2026	23,700,000	23,699,940
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.530%	07/01/2025	10/23/2026	5,200,000	5,200,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.530%	07/01/2025	11/20/2026	29,200,000	29,215,167
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.530%	07/01/2025	12/11/2026	4,700,000	4,700,000
TOTAL GOVERNMENT AGENCY DEBT						1,532,268,679
	TREASURY DEBT — 38.1%
Aa1, AA+	U.S. Treasury Bills(b)	3.795%	10/02/2025	10/02/2025	36,400,000	36,026,689
Aa1, AA+	U.S. Treasury Bills(b)	4.050%	10/23/2025	10/23/2025	51,010,000	50,355,797
Aa1, AA+	U.S. Treasury Bills(b)	4.060%	10/16/2025	10/16/2025	97,450,000	96,274,049
Aa1, AA+	U.S. Treasury Bills(b)	4.060%	10/30/2025	10/30/2025	62,000,000	61,153,559
Aa1, AA+	U.S. Treasury Bills(b)	4.080%	10/09/2025	10/09/2025	11,840,000	11,705,813
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aa1, AA+	U.S. Treasury Bills(b)	4.085%	11/06/2025	11/06/2025	$130,000,000	$128,104,129
Aa1, AA+	U.S. Treasury Bills(b)	4.095%	09/18/2025	09/18/2025	98,910,000	98,020,086
Aa1, AA+	U.S. Treasury Bills(b),(c)	4.095%	01/02/2026	01/02/2026	200,410,000	196,231,318
Aa1, AA+	U.S. Treasury Bills(b)	4.096%	09/25/2025	09/25/2025	73,361,000	72,643,318
Aa1, AA+	U.S. Treasury Bills(b)	4.105%	11/13/2025	11/13/2025	30,820,000	30,344,994
Aa1, AA+	U.S. Treasury Bills(b)	4.105%	12/26/2025	12/26/2025	72,510,000	71,037,231
Aa1, AA+	U.S. Treasury Bills(b)	4.121%	07/10/2025	07/10/2025	56,310,000	56,252,100
Aa1, AA+	U.S. Treasury Bills(b)	4.135%	09/04/2025	09/04/2025	113,630,000	112,768,166
Aa1, AA+	U.S. Treasury Bills(b)	4.135%	11/20/2025	11/20/2025	32,510,000	31,979,208
Aa1, AA+	U.S. Treasury Bills(b)	4.140%	12/11/2025	12/11/2025	97,460,000	95,630,214
Aa1, AA+	U.S. Treasury Bills(b)	4.153%	11/28/2025	11/28/2025	110,430,000	108,517,245
Aa1, AA+	U.S. Treasury Bills(b)	4.153%	12/04/2025	12/04/2025	115,710,000	113,627,399
Aa1, AA+	U.S. Treasury Bills(b)	4.153%	12/18/2025	12/18/2025	110,310,000	108,148,536
Aa1, AA+	U.S. Treasury Bills(b)	4.160%	07/24/2025	07/24/2025	41,040,000	40,929,886
Aa1, AA+	U.S. Treasury Bills(b)	4.173%	08/14/2025	08/14/2025	105,204,000	104,660,045
Aa1, AA+	U.S. Treasury Bills(b)	4.180%	07/17/2025	07/17/2025	9,130,000	9,113,081
Aa1, AA+	U.S. Treasury Bills(b)	4.188%	08/28/2025	08/28/2025	32,360,000	32,140,449
Aa1, AA+	U.S. Treasury Bills(b)	4.190%	09/02/2025	09/02/2025	81,240,000	80,644,229
Aa1, AA+	U.S. Treasury Bills(b)	4.195%	07/22/2025	07/22/2025	132,850,000	132,524,905
Aa1, AA+	U.S. Treasury Bills(b)	4.195%	08/12/2025	08/12/2025	194,990,000	194,031,744
Aa1, AA+	U.S. Treasury Bills(b)	4.200%	07/29/2025	07/29/2025	46,970,000	46,816,907
Aa1, AA+	U.S. Treasury Bills(b)	4.200%	08/05/2025	08/05/2025	48,690,000	48,491,182
Aa1, AA+	U.S. Treasury Bills(b)	4.203%	08/21/2025	08/21/2025	152,820,000	151,902,653
Aa1, AA+	U.S. Treasury Bills(b),(c)	4.208%	10/28/2025	10/28/2025	3,660,000	3,609,096
Aa1, AA+	U.S. Treasury Bills(b)	4.220%	10/14/2025	10/14/2025	25,990,000	25,670,106
Aa1, AA+	U.S. Treasury Bills(b)	4.225%	08/19/2025	08/19/2025	80,700,000	80,232,289
Aa1, AA+	U.S. Treasury Bills(b)	4.228%	09/30/2025	09/30/2025	50,000,000	49,465,628
Aa1, AA+	U.S. Treasury Bills(b)	4.235%	10/21/2025	10/21/2025	34,900,000	34,440,173
Aa1, AA+	U.S. Treasury Bills(b)	4.248%	09/16/2025	09/16/2025	70,280,000	69,642,064
Aa1, AA+	U.S. Treasury Bills(b)	4.250%	09/11/2025	09/11/2025	3,240,000	3,212,460
Aa1, AA+	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15%(a)	4.431%	07/01/2025	04/30/2026	29,000,000	28,999,668
Aa1, AA+	U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	31,160,000	30,326,864
Aa1, AA+	U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	14,960,000	15,060,451
Aa1, AA+	U.S. Treasury Notes	4.292%	08/15/2025	08/15/2025	83,134,000	82,903,128
Aa1, AA+	U.S. Treasury Notes	4.298%	09/30/2025	09/30/2025	8,873,000	8,785,707
Aa1, AA+	U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	8,120,000	8,013,190
Aa1, AA+	U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	8,060,000	8,077,414
Aa1, AA+	U.S. Treasury Notes	4.342%	11/30/2025	11/30/2025	5,151,000	5,161,939
Aa1, AA+	U.S. Treasury Notes	4.460%	07/31/2025	07/31/2025	53,005,000	52,854,314
TOTAL TREASURY DEBT						2,826,529,423
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.4%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.500% due 01/01/2037 - 06/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 10/01/2033 - 07/01/2055 and Government National Mortgage Associations, 2.000% - 7.000% due 05/15/2033 - 06/20/2055, valued at $76,500,001); expected proceeds $75,009,167	4.400%	07/01/2025	07/01/2025	$75,000,000	$75,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 3.500% due 11/01/2040 - 04/01/2051, valued at $510,000,000); expected proceeds $500,061,111	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.500% due 01/01/2030 - 12/01/2053, Federal National Mortgage Associations, 2.500% - 6.000% due 08/01/2035 - 11/01/2053 and Government National Mortgage Associations, 1.500% - 7.000% due 09/15/2037 - 06/20/2055, valued at $102,000,000); expected proceeds $100,012,222	4.400%	07/01/2025	07/01/2025	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 06/01/2031 - 04/01/2055, Federal National Mortgage Associations, 3.420% - 4.898% due 07/01/2031 - 07/01/2053, Government National Mortgage Associations, 4.000% - 6.000% due 06/20/2043 - 04/15/2058 and U.S. Treasury Strips, 0.000% due 02/15/2028 - 02/15/2036, valued at $76,500,000); expected proceeds $75,009,167	4.400%	07/01/2025	07/01/2025	$75,000,000	$75,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/03/2025 (collateralized by Federal Home Loan Mortgage Corporation Strips, 0.000% - 3.500% due 05/15/2040 - 12/15/2046 and Federal National Mortgage Associations Strips, 1.500% - 6.500% due 10/01/2048 - 11/01/2053, valued at $51,001,224); expected proceeds $50,746,667(d)	4.480%	07/01/2025	10/01/2025	50,000,000	50,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 4.600% due 05/14/2027, a Federal National Mortgage Association, 4.660% due 11/05/2027, Federal Farm Credit Banks, 4.570% - 4.595% due 05/03/2027 - 09/07/2027, Federal Home Loan Banks, 4.125% due 06/11/2027, Federal Home Loan Mortgage Corporation Strips, 3.500% - 5.000% due 10/15/2037 - 12/15/2046 and Federal National Mortgage Associations Strips, 1.500% - 4.500% due 08/25/2037 - 10/25/2050, valued at $51,000,624); expected proceeds $50,728,333(d)	4.370%	10/16/2025	10/16/2025	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 08/01/2053 and Federal National Mortgage Associations, 2.500% - 7.000% due 12/01/2037 - 06/01/2055, valued at $51,000,990); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	$50,000,000	$50,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 0.100% due 12/25/2054, a Federal National Mortgage Association, 0.100% due 01/25/2054 and Government National Mortgage Associations, 0.000% - 4.000% due 05/16/2037 - 07/16/2064, valued at $61,800,001); expected proceeds $60,900,433(d)	4.540%	07/01/2025	10/24/2025	60,000,000	60,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 6.500% due 10/01/2054 - 05/01/2055, valued at $107,100,002); expected proceeds $105,012,833	4.400%	07/01/2025	07/01/2025	105,000,000	105,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by Federal Farm Credit Banks, 0.600% - 5.000% due 01/29/2026 - 01/13/2031, valued at $51,558,250); expected proceeds $50,733,694(d)	4.330%	08/01/2025	08/01/2025	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by a Government National Mortgage Association, 5.500% due 05/20/2053, Federal Farm Credit Banks, 2.080% due 10/06/2036 and Federal Home Loan Mortgage Corporations, 5.000% - 6.000% due 11/01/2052 - 08/01/2054, valued at $15,337,145); expected proceeds $15,163,875(d)	4.370%	09/09/2025	09/09/2025	$15,000,000	$15,000,000
P-1, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by Federal National Mortgage Associations, 2.500% - 6.500% due 07/01/2051 - 08/01/2054, valued at $15,336,975); expected proceeds $15,054,375(d)	4.350%	07/11/2025	07/11/2025	15,000,000	15,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,145,000,000
	TREASURY REPURCHASE AGREEMENTS — 21.8%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.625% due 11/15/2044, U.S. Treasury Notes, 0.750% - 4.250% due 08/31/2026 - 11/15/2034 and U.S. Treasury Strips, 0.000% due 08/15/2027 - 08/15/2054, valued at $56,100,000); expected proceeds $55,006,707	4.390%	07/01/2025	07/01/2025	55,000,000	55,000,000
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.500% due 11/15/2054, U.S. Treasury Bills, 0.000% due 07/29/2025 - 08/19/2025, U.S. Treasury Notes, 2.750% - 4.250% due 11/30/2026 - 06/30/2032 and U.S. Treasury Strips, 0.000% due 05/15/2037 - 02/15/2040, valued at $102,000,000); expected proceeds $100,012,194	4.390%	07/01/2025	07/01/2025	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 4.000% due 12/31/2026 - 02/28/2030, valued at $102,000,022); expected proceeds $100,012,222	4.400%	07/01/2025	07/01/2025	$100,000,000	$100,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 0.875% due 06/30/2026, valued at $51,000,035); expected proceeds $50,006,097	4.390%	07/01/2025	07/01/2025	50,000,000	50,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.250% due 02/28/2029, valued at $765,000,021); expected proceeds $750,091,458	4.390%	07/01/2025	07/01/2025	750,000,000	750,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 1.250% due 05/31/2028, valued at $30,637,387); expected proceeds $30,003,650	4.380%	07/01/2025	07/01/2025	30,000,000	30,000,000
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 3.875% due 04/30/2030, U.S. Treasury Bonds, 4.625% - 6.375% due 08/15/2027 - 02/15/2040 and U.S. Treasury Strips, 0.000% due 11/15/2025 - 08/15/2034, valued at $102,000,001); expected proceeds $100,012,194	4.390%	07/01/2025	07/01/2025	100,000,000	100,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2047, valued at $15,300,067); expected proceeds $15,025,667	4.400%	07/01/2025	07/07/2025	15,000,000	15,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.375% due 03/31/2029 and U.S. Treasury Strips, 0.000% due 11/15/2028 - 05/15/2029, valued at $298,860,001); expected proceeds $293,035,730	4.390%	07/01/2025	07/01/2025	$293,000,000	$293,000,000
P-1, A-1	Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.125% – 4.375%, due 02/15/2034 – 08/15/2048, valued at $127,427,372); expected proceeds $125,015,243	4.390%	07/01/2025	07/01/2025	125,000,000	125,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						1,618,000,000
TOTAL INVESTMENTS –96.1% (Cost $7,133,958,532)(e),(f)						7,133,958,532
Other Assets in Excess of Liabilities —3.9%						291,244,110
NET ASSETS –100.0%						$7,425,202,642
#	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $240,000,000 or 3.2% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 3).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in securities, at value and amortized cost — unaffiliated issuers	$4,370,958,532
Repurchase agreements, at amortized cost	2,763,000,000
Total Investments — unaffiliated issuers	7,133,958,532
Cash	483,364,264
Receivable for investments sold	7,087,094
Interest receivable — unaffiliated issuers	13,267,409
TOTAL ASSETS	7,637,677,299
LIABILITIES
Payable for investments purchased	210,940,090
Advisory fee payable	113,026
Administration fees payable	4,844
Custodian, sub-administration and transfer agent fees payable	20,448
Trustees’ fees and expenses payable	1,921
Professional fees payable	30,957
Distribution payable	885,577
Accrued expenses and other liabilities	477,794
TOTAL LIABILITIES	212,474,657
NET ASSETS	$7,425,202,642
NET ASSETS CONSIST OF:
Paid-in capital	$7,425,195,418
Total distributable earnings (loss)	$7,224
NET ASSETS	$7,425,202,642
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	7,425,185,369
COST OF INVESTMENTS:
Investments at cost	$7,133,958,532
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$175,598,543
EXPENSES
Advisory fees	701,397
Administration fees	30,060
Custodian, sub-administration and transfer agent fees	490,770
Trustees’ fees and expenses	25,761
Professional fees	37,233
Insurance expense	14,688
Miscellaneous expenses	11,914
TOTAL EXPENSES	1,311,823
NET INVESTMENT INCOME (LOSS)	174,286,720
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	19,365
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$174,306,085
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$174,286,720	$391,643,838
Net realized gain (loss)	19,365	(19,858)
Net increase (decrease) in net assets resulting from operations	174,306,085	391,623,980
DISTRIBUTIONS TO SHAREHOLDERS:	(174,286,720)	(391,643,967)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	75,524,472,735	140,929,414,827
Cost of shares redeemed	(75,254,502,827)	(140,944,676,003)
Net increase (decrease) in net assets from beneficial interest transactions	269,969,908	(15,261,176)
Net increase (decrease) in net assets during the period	269,989,273	(15,281,163)
Net assets at beginning of period	7,155,213,369	7,170,494,532
NET ASSETS AT END OF PERIOD	$7,425,202,642	$7,155,213,369
SHARES OF BENEFICIAL INTEREST:
Shares sold	75,524,472,735	140,929,414,827
Shares redeemed	(75,254,502,827)	(140,944,676,003)
Net increase (decrease)	269,969,908	(15,261,176)
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0216	0.0518	0.0506	0.0168	0.0003	0.0042
Net realized and unrealized gain (loss)	0.0000(a)	(0.0000)(a)	(0.0001)	0.0000(a)	0.0000(a)	0.0000(a)
Total from investment operations	0.0216	0.0518	0.0505	0.0168	0.0003	0.0042
Distributions to shareholders from:
Net investment income	(0.0216)	(0.0518)	(0.0505)	(0.0168)	(0.0003)	(0.0042)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	2.16%	5.18%	5.05%	1.68%	0.03%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,425,203	$7,155,213	$7,170,495	$9,816,533	$7,304,026	$7,423,439
Ratios to average net assets:
Total expenses	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	4.32%(c)	5.17%	5.00%	1.81%	0.03%	0.42%
(a)	Amount is less than $0.00005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
June 30, 2025 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
Security Valuation
The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”).
The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Fund had invested in repurchase agreements with the gross values (principal) of $2,763,000,000 and associated collateral equal to $2,819,460,118.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2025.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2025, based on management’s evaluation of the shareholder account base,  the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	3	36.55%
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser  to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”) between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 2, 2025 and May 7-8, 2025 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and Independent Counsel. During the executive session, the Board discussed the following:
1 The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
(1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II (together with the Fund, the “Navigator Funds”) with a description  of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2024 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2024; (viii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2024; (ix) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (x) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2024, advisory fees

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $4.72 trillion in assets under management as of December 31, 2024. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 17 other institutional money market taxable funds (as classified by Broadridge) with assets ranging from approximately $4.907 billion to approximately $15.215 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all institutional US government money market funds, regardless of asset size or primary channel of distribution (the

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
“Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”). The Board noted that the Fund had outperformed the median of each of the Broadridge Peer Group and the Broadridge Performance Universe for the 1-, 3-, 5- and 10-year periods and also outperformed the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund ranked in the first quintile compared to its Broadridge Peer Group and Broadridge Performance Universe for each period.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional US government money market funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe. The Board also noted that the Fund’s actual management fee and total expense ratio were the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2024. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO I
Semi-Annual Financial Statements and Other Information
June 30, 2025

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Semi-Annual Financial Statements and Other Information
June 30, 2025
Table of Contents (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.1%
ASSET BACKED COMMERCIAL PAPER — 13.0%
Antalis SA 4.38%, 7/2/2025 (a)	$5,000,000	$4,998,789
Antalis SA 4.42%, 8/7/2025 (a)	5,000,000	4,976,774
Aquitaine Funding Co. LLC 4.42%, 8/8/2025 (a)	7,500,000	7,463,876
Britannia Funding Co. LLC 4.44%, 8/19/2025 (a)	7,500,000	7,454,063
Britannia Funding Co. LLC 4.45%, 7/28/2025 (a)	8,000,000	7,972,633
Chariot Funding LLC SOFR + 0.29%, 4.69%, 7/1/2025 (a),(b)	15,000,000	15,000,081
Ionic Funding LLC 4.43%, 7/11/2025	10,000,000	9,986,499
Longship Funding LLC 4.38%, 7/1/2025 (a)	12,500,000	12,498,492
Paradelle Funding LLC SOFR + 0.33%, 4.72%, 2/6/2026 (b)	7,500,000	7,501,286
Regatta Funding Co. LLC 4.42%, 7/1/2025 (a)	10,000,000	9,998,786
		87,851,279
CERTIFICATES OF DEPOSIT — 34.9%
Bank of America NA 5.09%, 7/31/2025	5,000,000	5,002,202
Bank of Montreal 4.49%, 1/9/2026	7,500,000	7,501,491
Bank of Montreal SOFR + 0.24%, 4.63%, 3/6/2026 (b)	7,500,000	7,499,549
Barclays Bank PLC SOFR + 0.22%, 4.62%, 7/30/2025 (b)	3,500,000	3,500,314
Barclays Bank PLC SOFR + 0.24%, 4.64%, 11/14/2025 (b)	5,000,000	5,000,982
Barclays Bank PLC SOFR + 0.40%, 4.80%, 12/9/2025 (b)	5,000,000	5,003,967
Canadian Imperial Bank of Commerce 4.47%, 10/10/2025	10,000,000	9,999,646
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.74%, 9/25/2025 (b)	4,000,000	4,002,456
Canadian Imperial Bank of Commerce SOFR + 0.37%, 4.76%, 2/2/2026 (b)	5,000,000	5,004,633
Citibank NA SOFR + 0.29%, 4.68%, 2/24/2026 (b)	5,000,000	5,000,324
Citibank NA SOFR + 0.34%, 4.74%, 9/19/2025 (b)	3,500,000	3,501,123
Cooperatieve Rabobank UA 4.56%, 12/3/2025	5,000,000	5,002,104
See accompanying notes to financial statements.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Credit Agricole Corporate & Investment Bank SA 4.42%, 11/10/2025	$7,500,000	$7,500,981
Credit Agricole Corporate & Investment Bank SA 4.45%, 11/20/2025	4,750,000	4,751,402
Credit Agricole Corporate & Investment Bank SA 4.47%, 7/31/2025	7,500,000	7,500,780
Credit Industriel et Commercial 4.41%, 2/17/2026	4,500,000	4,502,612
Lloyds Bank Corporate Markets PLC 4.54%, 11/5/2025	4,000,000	3,999,377
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.23%, 4.62%, 8/25/2025 (b)	7,000,000	7,001,165
Mizuho Bank Ltd. 4.45%, 10/23/2025	7,500,000	7,499,089
Mizuho Bank Ltd. SOFR + 0.23%, 4.63%, 8/11/2025 (b)	5,000,000	5,000,742
Mizuho Bank Ltd. SOFR + 0.25%, 4.65%, 7/7/2025 (b)	7,500,000	7,500,231
MUFG Bank Ltd. SOFR + 0.16%, 4.56%, 8/21/2025 (b)	15,000,000	15,000,738
MUFG Bank Ltd. SOFR + 0.35%, 4.75%, 10/21/2025 (b)	5,000,000	5,002,356
Natixis SA SOFR + 0.27%, 4.66%, 11/5/2025 (b)	7,500,000	7,502,584
Nordea Bank Abp SOFR + 0.28%, 4.67%, 10/20/2025 (b)	10,000,000	10,004,159
Norinchukin Bank 4.48%, 8/13/2025	15,000,000	15,000,526
Oversea-Chinese Banking Corp. Ltd. 4.47%, 7/16/2025	10,000,000	10,000,285
Royal Bank of Canada 4.50%, 10/7/2025	5,000,000	4,999,778
Sumitomo Mitsui Banking Corp. SOFR + 0.22%, 4.61%, 8/5/2025 (b)	5,000,000	5,000,482
Sumitomo Mitsui Banking Corp. SOFR + 0.24%, 4.63%, 7/8/2025 (b)	7,050,000	7,050,190
Sumitomo Mitsui Banking Corp. SOFR + 0.35%, 4.74%, 10/14/2025 (b)	7,500,000	7,504,689
Svenska Handelsbanken AB SOFR + 0.15%, 4.55%, 8/26/2025 (b)	7,500,000	7,500,294
Svenska Handelsbanken AB SOFR + 0.26%, 4.66%, 7/22/2025 (b)	3,250,000	3,250,346
Svenska Handelsbanken AB SOFR + 0.31%, 4.71%, 5/15/2026 (b)	2,250,000	2,250,064
Toronto-Dominion Bank 4.50%, 10/7/2025	5,000,000	4,999,519
Toronto-Dominion Bank 4.50%, 11/10/2025	2,500,000	2,500,221
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Toronto-Dominion Bank 4.50%, 11/17/2025	$2,500,000	$2,500,188
Toronto-Dominion Bank 4.51%, 9/9/2025	5,000,000	5,000,029
		236,341,618
FINANCIAL COMPANY COMMERCIAL PAPER — 30.2%
Australia & New Zealand Banking Group Ltd. 4.37%, 8/7/2025 (a)	7,500,000	7,465,578
Australia & New Zealand Banking Group Ltd. 4.39%, 7/9/2025 (a)	3,750,000	3,745,949
Caisse des Depots et Consignations 4.36%, 9/15/2025 (a)	10,000,000	9,906,773
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.74%, 9/25/2025 (a),(b)	1,000,000	1,000,614
Commonwealth Bank of Australia SOFR + 0.14%, 4.53%, 9/15/2025 (a),(b)	2,750,000	2,749,984
Commonwealth Bank of Australia SOFR + 0.25%, 4.64%, 11/5/2025 (a),(b)	5,000,000	5,001,514
Commonwealth Bank of Australia SOFR + 0.31%, 4.70%, 5/11/2026 (a),(b)	2,250,000	2,250,089
DNB Bank ASA 4.27%, 7/2/2025 (a)	7,500,000	7,498,214
DNB Bank ASA 4.39%, 11/10/2025 (a)	7,500,000	7,380,784
HSBC Bank PLC SOFR + 0.36%, 4.76%, 7/1/2025 (a),(b)	23,550,000	23,550,172
HSBC Bank PLC SOFR + 0.37%, 4.77%, 1/5/2026 (a),(b)	3,500,000	3,501,792
HSBC Bank PLC SOFR + 0.39%, 4.79%, 10/15/2025 (a),(b)	5,000,000	5,002,510
ING U.S. Funding LLC SOFR + 0.26%, 4.66%, 8/19/2025 (a),(b)	7,500,000	7,501,378
ING U.S. Funding LLC SOFR + 0.30%, 4.70%, 2/2/2026 (b)	7,500,000	7,502,465
Lloyds Bank PLC SOFR + 0.25%, 4.65%, 8/25/2025 (b)	10,000,000	10,001,702
Macquarie Bank Ltd. 4.40%, 8/21/2025 (a)	15,000,000	14,903,785
Macquarie Bank Ltd. SOFR + 0.22%, 4.62%, 11/3/2025 (a),(b)	7,500,000	7,500,404
Natixis SA 4.31%, 2/13/2026	7,500,000	7,300,405
Oversea-Chinese Banking Corp. Ltd. 4.39%, 9/22/2025 (a)	7,500,000	7,423,555
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.19%, 4.58%, 11/19/2025 (a),(b)	10,000,000	9,999,103
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB SOFR + 0.20%, 4.60%, 11/5/2025 (a),(b)	$10,000,000	$10,001,774
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 4.75%, 5/8/2026 (a),(b)	1,750,000	1,750,622
Sumitomo Mitsui Banking Corp. SOFR + 0.30%, 4.69%, 10/14/2025 (a),(b)	7,500,000	7,503,601
Sumitomo Mitsui Trust Bank Ltd. 4.41%, 8/20/2025 (a)	5,000,000	4,968,911
Svenska Handelsbanken AB SOFR + 0.26%, 4.66%, 2/18/2026 (a),(b)	4,000,000	4,000,492
Svenska Handelsbanken AB SOFR + 0.35%, 4.75%, 7/17/2025 (a),(b)	10,000,000	10,001,245
Toronto-Dominion Bank 4.40%, 8/13/2025 (a)	5,000,000	4,973,349
Toronto-Dominion Bank 4.40%, 8/21/2025 (a)	5,000,000	4,968,515
Westpac Banking Corp. SOFR + 0.22%, 4.61%, 8/5/2025 (a),(b)	1,500,000	1,500,183
Westpac Banking Corp. SOFR + 0.25%, 4.64%, 7/2/2025 (a),(b)	1,449,000	1,449,013
Westpac Banking Corp. SOFR + 0.28%, 4.67%, 11/3/2025 (a),(b)	2,000,000	2,000,767
		204,305,242
OTHER NOTES — 8.9%
Abu Dhabi Islamic Bank 4.33%, 7/1/2025	24,601,000	24,601,000
BPCE SA SOFR + 0.96%, 5.35%, 9/25/2025 (a),(b)	3,281,000	3,286,124
Mizuho Bank Ltd. 4.33%, 7/1/2025	10,000,000	10,000,000
NRW Bank 4.34%, 7/1/2025	7,500,000	7,500,000
NRW Bank 4.34%, 7/3/2025	10,000,000	10,000,000
Svenska Handelsbanken AB 4.30%, 7/1/2025	5,000,000	5,000,000
		60,387,124
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Government Obligations, 6.500% – 7.000% due 09/20/2064 – 04/20/2065, valued at $10,200,002); expected proceeds $10,001,222 4.40%, 7/1/2025	10,000,000	10,000,000
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Government Obligations, 2.000% – 7.000% due 11/01/2036 – 06/01/2055, valued at $18,360,001); expected proceeds $18,002,200 4.40%, 7/1/2025	$18,000,000	$18,000,000
		28,000,000
TREASURY REPURCHASE AGREEMENTS — 0.4%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and a U.S. Treasury Note, 4.625% due 10/15/2026, valued at $3,060,061); expected proceeds $3,000,366 4.39%, 7/1/2025	3,000,000	3,000,000
OTHER REPURCHASE AGREEMENTS — 6.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 05/15/2025 (collateralized by various Common Stocks, valued at $5,400,001); expected proceeds $5,061,078 4.78%, 8/15/2025 (c)	5,000,000	5,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by a Corporate Bond, 12.000% due 05/25/2027 and various Common Stocks, valued at $5,400,062); expected proceeds $5,079,003 4.78%, 10/24/2025 (c)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by various Corporate Bonds, 3.350% – 5.012% due 09/15/2025 – 01/23/2030, valued at $2,100,352); expected proceeds $2,022,850 4.57%, 9/25/2025 (c)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by various Common Stocks, valued at $8,640,001); expected proceeds $8,000,996 4.48%, 7/1/2025	8,000,000	8,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by various Corporate Bonds, 1.150% – 7.200% due 09/15/2025 – 03/20/2060, valued at $6,300,093); expected proceeds $6,000,745 4.47%, 7/1/2025	6,000,000	6,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/20/2025 (collateralized by various Corporate Bonds, 0.000% – 1.250% due 01/15/2026 – 12/15/2026, valued at $4,400,590); expected proceeds $4,062,541 4.73%, 10/17/2025 (c)	4,000,000	4,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2025 (collateralized by a Corporate Bond, 1.750% due 11/15/2026, valued at $5,750,016); expected proceeds $5,077,333 4.64%, 10/10/2025 (c)	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by a Commercial Paper, 0.000% due 12/15/2025 and various Corporate Bonds, 3.950% – 5.450% due 09/18/2026 – 04/15/2027, valued at $4,158,483); expected proceeds $4,061,087 4.62%, 10/24/2025 (c)	4,000,000	4,000,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/24/2025 (collateralized by various Common Stocks, valued at $3,240,000); expected proceeds $3,016,135 4.61%, 8/5/2025 (c)	$3,000,000	$3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/25/2025 (collateralized by various Corporate Bonds, 1.800% – 9.875% due 04/17/2026 – 07/01/2034, valued at $3,450,408); expected proceeds $3,002,567 4.40%, 7/2/2025	3,000,000	3,000,000
		45,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $664,827,252)		664,885,263
TOTAL INVESTMENTS — 98.1% (Cost $664,827,252)		664,885,263
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		12,611,169
NET ASSETS — 100.0%		$677,496,432
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.4% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $28,000,000 or 4.1% of net assets as of June 30, 2025.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$664,885,263	$—	$664,885,263
TOTAL INVESTMENTS	$—	$664,885,263	$—	$664,885,263
See accompanying notes to financial statements.
6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$588,885,263
Repurchase agreements, at amortized cost	76,000,000
Total Investments — unaffiliated issuers	664,885,263
Cash	10,000,987
Interest receivable — unaffiliated issuers	2,749,110
Receivable from Adviser (Note 5)	5,398
Other receivable	36,061
TOTAL ASSETS	677,676,819
LIABILITIES
Advisory fee payable	16,415
Administration fees payable	492
Custodian, sub-administration and transfer agent fees payable	13,745
Trustees’ fees and expenses payable	6
Professional fees payable	18,856
Distribution payable	84,218
Accrued expenses and other liabilities	46,655
TOTAL LIABILITIES	180,387
NET ASSETS	$677,496,432
NET ASSETS CONSIST OF:
Paid-in capital	$677,442,009
Total distributable earnings (loss)	$54,423
NET ASSETS	$677,496,432
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	677,442,008
COST OF INVESTMENTS:
Investments at cost	$664,827,252
See accompanying notes to financial statements.
7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$17,466,370
EXPENSES
Advisory fees	96,224
Administration fees	2,887
Custodian, sub-administration and transfer agent fees	57,816
Trustees’ fees and expenses	10,941
Professional fees	21,509
Insurance expense	1,058
Miscellaneous expenses	1,160
TOTAL EXPENSES	191,595
Expenses waived/reimbursed by the Adviser (Note 5)	(29,938)
NET EXPENSES	161,657
NET INVESTMENT INCOME (LOSS)	17,304,713
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	11,939
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(69,771)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(57,832)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,246,881
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,304,713	$35,902,627
Net realized gain (loss)	11,939	(533)
Net change in unrealized appreciation/depreciation	(69,771)	(65,837)
Net increase (decrease) in net assets resulting from operations	17,246,881	35,836,257
DISTRIBUTIONS TO SHAREHOLDERS:	(17,304,713)	(35,902,666)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,995,837,296	5,048,589,064
Cost of shares redeemed	(5,200,722,363)	(4,678,530,494)
Net increase (decrease) in net assets from beneficial interest transactions	(204,885,067)	370,058,570
Net increase (decrease) in net assets during the period	(204,942,899)	369,992,161
Net assets at beginning of period	882,439,331	512,447,170
NET ASSETS AT END OF PERIOD	$677,496,432	$882,439,331
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,995,837,296	5,048,589,064
Shares redeemed	(5,200,722,363)	(4,678,530,494)
Net increase (decrease)	(204,885,067)	370,058,570
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0222	0.0532	0.0525	0.0184	0.0011	0.0076
Net realized and unrealized gain (loss)(b)	0.0002	(0.0000)	0.0005	(0.0003)	0.0001	(0.0007)
Total from investment operations	0.0224	0.0532	0.0530	0.0181	0.0012	0.0069
Distributions to shareholders from:
Net investment income	(0.0224)	(0.0532)	(0.0530)	(0.0181)	(0.0012)	(0.0069)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(c)	2.26%	5.49%	5.43%	1.83%	0.12%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$677,496	$882,439	$512,447	$679,756	$580,681	$400,905
Ratios to average net assets:
Total expenses	0.05%(d)	0.05%	0.05%	0.05%	0.06%	0.06%
Net expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	4.47%(d)	5.34%	5.26%	1.84%	0.12%	0.76%
Portfolio turnover rate	—%(e)(f)	—%(f)	—%(f)	—%(f)	—%(f)	—%(f)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended June 30, 2025 and fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020.
See accompanying notes to financial statements.
10

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
June 30, 2025 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value
11

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Fund had invested in repurchase agreements with the gross values (principal) of $76,000,000 and associated collateral equal to $80,460,070.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board. For the period ended June 30, 2025, SSGA FM waived $29,938.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2025, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	79.09%
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$664,827,252	$58,011	$—	$58,011
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 2, 2025 and May 7-8, 2025 ollectively, the “Meeting”), including in executive sessions attended by the Independent Trustees consider a proposal to approve the Advisory Agreement. In determining whether it was ppropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting.
_______________________________
1The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following:
(1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio II and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a  description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2024; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2024; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2024, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $4.72 trillion in assets under management as of December 31, 2024. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 13 other ultra-short bond funds (as classified by Broadridge) with assets ranging from approximately $435.5 million to approximately $1.271 billion (the “Broadridge
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short bond funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”). The Board noted that the Fund underperformed the median of the Broadridge Peer Group for the 1- and 5-year periods and outperformed the median of the Broadridge Peer Group for the 3-year period. The Board also noted that the Fund underperformed the median of the Broadridge Performance Universe for the 1-year period and outperformed the median of the Broadridge Performance Universe for the 3- and 5-year periods. The Board additionally noted that the Fund underperformed the Benchmark for the 1-year period, outperformed the Benchmark for the 3-year period and equaled the Benchmark for the 5-year period. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short bond funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe.  The Board also noted that the Fund’s actual management fee and total expense ratio were the lowest in the Broadridge Expense Universe.  The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2024. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
20

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO II
Semi-Annual Financial Statements and Other Information
June 30, 2025

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Semi-Annual Financial Statements and Other Information
June 30, 2025
Table of Contents (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.4%
ASSET BACKED COMMERCIAL PAPER — 8.8%
Anglesea Funding LLC 4.36%, 7/2/2025 (a)	$100,000,000	$99,975,860
Anglesea Funding LLC 4.36%, 7/3/2025 (a)	100,000,000	99,963,760
Antalis SA 4.42%, 8/7/2025 (a)	83,250,000	82,863,287
Aquitaine Funding Co. LLC 4.40%, 7/1/2025 (a)	50,000,000	49,993,925
Aquitaine Funding Co. LLC 4.40%, 7/2/2025 (a)	73,000,000	72,982,254
Britannia Funding Co. LLC 4.44%, 8/19/2025 (a)	21,000,000	20,871,375
Britannia Funding Co. LLC 4.44%, 8/21/2025 (a)	78,000,000	77,503,140
Collateralized Commercial Paper V Co. LLC SOFR + 0.30%, 4.69%, 11/14/2025 (b)	50,000,000	50,007,835
Concord Minutemen Capital Co. LLC 4.36%, 7/2/2025 (a)	80,000,000	79,980,688
Falcon Asset Funding LLC SOFR + 0.38%, 4.78%, 11/3/2025 (a),(b)	80,000,000	80,008,769
Intrepid Funding Co. LLC 4.60%, 11/21/2025	90,250,000	90,261,823
Ionic Funding LLC 4.43%, 7/11/2025	185,000,000	184,750,231
Legacy Capital Co. LLC SOFR + 0.26%, 4.65%, 9/26/2025 (a),(b)	50,000,000	50,000,648
Mackinac Funding Co. LLC 4.40%, 8/6/2025 (a)	74,500,000	74,163,148
Washington Morgan Capital Co. LLC 4.43%, 8/8/2025 (a)	50,000,000	49,762,265
		1,163,089,008
CERTIFICATES OF DEPOSIT — 31.0%
Banco Santander SA 4.47%, 11/13/2025	55,000,000	55,006,892
Barclays Bank PLC SOFR + 0.25%, 4.65%, 11/19/2025 (b)	75,000,000	75,016,590
Barclays Bank PLC SOFR + 0.34%, 4.74%, 12/31/2025 (b)	90,000,000	90,038,961
Barclays Bank PLC SOFR + 0.35%, 4.75%, 10/24/2025 (b)	75,000,000	75,044,243
Barclays Bank PLC SOFR + 0.40%, 4.80%, 12/9/2025 (b)	100,000,000	100,079,330
Canadian Imperial Bank of Commerce SOFR + 0.30%, 4.69%, 2/11/2026 (b)	75,000,000	75,038,655
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.74%, 9/25/2025 (b)	76,000,000	76,046,672
See accompanying notes to financial statements.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.38%, 4.77%, 12/22/2025 (b)	$100,000,000	$100,096,070
Citibank NA SOFR + 0.32%, 4.72%, 12/10/2025 (b)	70,250,000	70,272,178
Citibank NA SOFR + 0.34%, 4.74%, 9/19/2025 (b)	65,000,000	65,020,852
Cooperatieve Rabobank UA 4.56%, 12/3/2025	108,000,000	108,045,446
Cooperatieve Rabobank UA 4.60%, 11/13/2025	40,000,000	40,013,856
Credit Agricole Corporate & Investment Bank SA 4.39%, 9/17/2025	100,000,000	99,996,590
Credit Agricole Corporate & Investment Bank SA 4.45%, 11/20/2025	66,750,000	66,769,705
Credit Industriel et Commercial 4.41%, 2/17/2026	63,750,000	63,787,001
Credit Industriel et Commercial 4.49%, 8/13/2025	50,000,000	50,004,905
Credit Industriel et Commercial SOFR + 0.22%, 4.61%, 8/21/2025 (b)	75,000,000	75,012,810
Credit Industriel et Commercial SOFR + 0.29%, 4.68%, 10/14/2025 (b)	100,000,000	100,037,380
Landesbank Baden-Wuerttemberg 4.34%, 7/2/2025	87,500,000	87,499,886
Landesbank Baden-Wuerttemberg 4.34%, 7/7/2025	205,000,000	205,000,000
Lloyds Bank Corporate Markets PLC 4.50%, 11/7/2025	118,000,000	117,986,914
Mizuho Bank Ltd. 4.45%, 10/23/2025	125,000,000	124,984,825
Mizuho Bank Ltd. SOFR + 0.23%, 4.63%, 8/11/2025 (b)	100,000,000	100,014,830
MUFG Bank Ltd. 4.44%, 10/28/2025	100,000,000	99,998,060
MUFG Bank Ltd. 4.48%, 8/26/2025	100,000,000	99,998,190
Natixis SA 4.62%, 11/6/2025	125,000,000	125,019,112
Norinchukin Bank 4.36%, 7/1/2025	100,000,000	100,000,060
Norinchukin Bank 4.36%, 7/2/2025	145,000,000	145,000,130
Norinchukin Bank 4.46%, 8/6/2025	100,000,000	100,000,770
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.25%, 4.65%, 8/6/2025 (b)	100,000,000	100,015,270
Royal Bank of Canada SOFR + 0.18%, 4.57%, 9/29/2025 (b)	125,000,000	125,008,812
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Skandinaviska Enskilda Banken AB 4.34%, 7/1/2025	$150,000,000	$150,000,015
Skandinaviska Enskilda Banken AB 4.34%, 7/2/2025	175,000,000	175,000,017
Sumitomo Mitsui Banking Corp. SOFR + 0.22%, 4.61%, 8/5/2025 (b)	123,500,000	123,511,905
Sumitomo Mitsui Banking Corp. SOFR + 0.26%, 4.65%, 11/18/2025 (b)	75,000,000	75,020,790
Svenska Handelsbanken AB SOFR + 0.15%, 4.55%, 8/26/2025 (b)	100,000,000	100,003,920
Svenska Handelsbanken AB SOFR + 0.26%, 4.66%, 7/22/2025 (b)	48,000,000	48,005,112
Svenska Handelsbanken AB SOFR + 0.31%, 4.71%, 5/15/2026 (b)	33,750,000	33,750,955
Toronto-Dominion Bank 4.50%, 11/10/2025	70,000,000	70,006,195
Toronto-Dominion Bank 4.50%, 11/17/2025	70,000,000	70,005,250
Toronto-Dominion Bank 4.51%, 9/9/2025	125,000,000	125,000,725
Toronto-Dominion Bank SOFR + 0.30%, 4.70%, 3/25/2026 (b)	87,750,000	87,757,099
Wells Fargo Bank NA SOFR + 0.27%, 4.66%, 3/3/2026 (b)	20,000,000	19,999,712
Wells Fargo Bank NA SOFR + 0.31%, 4.70%, 6/3/2026 (b)	81,000,000	81,005,646
		4,074,922,336
FINANCIAL COMPANY COMMERCIAL PAPER — 17.8%
Australia & New Zealand Banking Group Ltd. 4.37%, 8/7/2025 (a)	100,000,000	99,541,040
Australia & New Zealand Banking Group Ltd. 4.39%, 7/9/2025 (a)	51,250,000	51,194,630
Australia & New Zealand Banking Group Ltd. 4.39%, 11/25/2025 (a)	125,000,000	122,799,362
Australia & New Zealand Banking Group Ltd. SOFR + 0.27%, 4.66%, 1/2/2026 (a),(b)	37,000,000	37,013,827
Bank of Montreal 4.39%, 7/23/2025	150,000,000	149,583,420
Bank of Montreal SOFR + 0.19%, 4.58%, 7/25/2025 (b)	100,000,000	100,005,830
Bank of Nova Scotia SOFR + 0.31%, 4.70%, 2/4/2026 (a),(b)	90,500,000	90,551,060
Barclays Bank U.K. PLC 4.35%, 7/2/2025 (a)	50,000,000	49,987,890
BPCE SA 4.39%, 11/10/2025 (a)	100,000,000	98,390,330
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.74%, 9/25/2025 (a),(b)	$24,000,000	$24,014,738
CDP Financial, Inc. 4.33%, 7/2/2025 (a)	54,000,000	53,987,062
Commonwealth Bank of Australia SOFR + 0.26%, 4.65%, 1/23/2026 (a),(b)	160,000,000	160,022,320
Commonwealth Bank of Australia SOFR + 0.31%, 4.70%, 5/11/2026 (a),(b)	33,750,000	33,751,337
DNB Bank ASA 4.27%, 7/1/2025 (a)	100,000,000	99,988,090
DNB Bank ASA 4.36%, 10/15/2025 (a)	25,000,000	24,679,915
DNB Bank ASA 4.39%, 11/10/2025 (a)	125,000,000	123,013,075
ING U.S. Funding LLC SOFR + 0.22%, 4.62%, 8/22/2025 (b)	50,000,000	50,006,735
Lloyds Bank PLC 4.32%, 10/23/2025 (a)	128,000,000	126,208,038
Macquarie Bank Ltd. 4.38%, 9/12/2025 (a)	85,000,000	84,218,995
National Australia Bank Ltd. SOFR + 0.22%, 4.61%, 10/21/2025 (a),(b)	50,000,000	50,009,860
National Australia Bank Ltd. SOFR + 0.24%, 4.63%, 1/14/2026 (a),(b)	31,000,000	31,001,578
Nordea Bank Abp SOFR + 0.18%, 4.57%, 9/19/2025 (a),(b)	50,000,000	50,013,075
Royal Bank of Canada 4.31%, 2/2/2026 (a)	98,500,000	96,020,262
Royal Bank of Canada 4.35%, 11/6/2025 (a)	104,000,000	102,390,642
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 4.75%, 5/8/2026 (a),(b)	33,750,000	33,761,995
Standard Chartered Bank 4.30%, 12/8/2025 (a)	42,250,000	41,432,078
Sumitomo Mitsui Trust Bank Ltd. 4.41%, 8/20/2025 (a)	88,250,000	87,701,270
Svenska Handelsbanken AB 4.39%, 11/12/2025 (a)	16,500,000	16,235,518
Svenska Handelsbanken AB SOFR + 0.25%, 4.65%, 12/8/2025 (a),(b)	130,000,000	130,031,421
Westpac Banking Corp. SOFR + 0.24%, 4.63%, 3/5/2026 (a),(b)	29,000,000	28,999,925
Westpac Banking Corp. SOFR + 0.27%, 4.66%, 2/4/2026 (a),(b)	100,000,000	100,019,440
		2,346,574,758
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES — 22.7%
ABN AMRO Bank NV 4.33%, 7/1/2025	$350,000,000	$350,000,000
ABN AMRO Bank NV 4.33%, 7/2/2025	100,000,000	100,000,000
Abu Dhabi Islamic Bank 4.33%, 7/1/2025	274,261,000	274,261,000
Bank of America NA 4.42%, 3/18/2026	125,000,000	125,096,126
Banque Nationale du Canada 4.35%, 7/1/2025	100,000,000	100,000,000
Canadian Imperial Bank of Commerce 4.33%, 7/1/2025	200,000,000	200,000,000
ING Bank NV 4.34%, 7/1/2025	150,000,000	150,000,000
ING Bank NV 4.34%, 7/2/2025	175,000,000	175,000,000
ING Bank NV 4.34%, 7/7/2025	100,000,000	100,000,000
KBC Bank NV 4.33%, 7/1/2025	450,000,000	450,000,000
Mizuho Bank Ltd. 4.33%, 7/1/2025	200,000,000	200,000,000
NRW Bank 4.34%, 7/1/2025	100,000,000	100,000,000
Royal Bank of Canada 4.33%, 7/1/2025	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB 4.32%, 7/1/2025	100,000,000	100,000,000
Svenska Handelsbanken AB 4.30%, 7/1/2025	200,000,000	200,000,000
Toyota Motor Credit Corp. SOFR + 0.30%, 4.70%, 2/24/2026 (b)	70,000,000	69,972,671
Toyota Motor Credit Corp. SOFR + 0.35%, 4.75%, 12/9/2025 (b)	90,000,000	90,015,589
		2,984,345,386
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.7%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Government Obligations, 0.000% – 22.033% due 07/01/2030 – 11/15/2066 and U.S. Treasury Strips, 0.000% due 02/15/2036 – 05/15/2038, valued at $48,074,423); expected proceeds $46,755,714 4.40%, 7/1/2025	46,750,000	46,750,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Government Obligation, 1.249% due 12/25/2030, valued at $10,800,001); expected proceeds $10,001,222 4.40%, 7/1/2025	10,000,000	10,000,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Government Obligations, 1.724% – 1.992% due 10/25/2031 – 01/25/2032, valued at $43,200,000); expected proceeds $40,004,878 4.39%, 7/1/2025	$40,000,000	$40,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Government Obligations, 5.500% due 04/01/2040 – 06/01/2055, valued at $9,180,000); expected proceeds $9,001,100 4.40%, 7/1/2025	9,000,000	9,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Government Obligations, 3.500% – 5.558% due 01/01/2050 – 05/01/2055, valued at $116,311,621); expected proceeds $114,044,937 4.40%, 7/1/2025	114,031,000	114,031,000
		219,781,000
TREASURY REPURCHASE AGREEMENTS — 6.9%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026 and U.S. Treasury Notes, 0.500% – 4.625% due 02/28/2026 – 03/31/2026, valued at $5,100,096); expected proceeds $5,000,611 4.40%, 7/1/2025	5,000,000	5,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2026 – 05/15/2032, valued at $5,100,019); expected proceeds $5,000,610 4.39%, 7/1/2025	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2027 and U.S. Treasury Bonds, 1.625% – 3.125% due 05/15/2048 – 11/15/2050, valued at $919,020,001); expected proceeds $901,109,872 4.39%, 7/1/2025	901,000,000	901,000,000
		911,000,000
OTHER REPURCHASE AGREEMENTS — 9.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 05/15/2025 (collateralized by various Common Stocks, valued at $75,600,001); expected proceeds $70,855,089 4.78%, 8/15/2025 (c)	70,000,000	70,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/10/2025 (collateralized by various Common Stocks, valued at $54,000,001); expected proceeds $50,788,334 4.73%, 10/8/2025 (c)	50,000,000	50,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by various Common Stocks, valued at $43,200,001); expected proceeds $40,632,022 4.78%, 10/24/2025 (c)	40,000,000	40,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/10/2025 (collateralized by a Corporate Bond, 0.250% due 11/15/2025 and various Common Stocks, valued at $108,709,352); expected proceeds $101,406,222 4.48%, 7/1/2025	100,000,000	100,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by various Corporate Bonds, 1.250% – 7.950% due 12/24/2025 – 03/01/2055, valued at $45,150,741); expected proceeds $43,491,275 4.57%, 9/25/2025 (c)	$43,000,000	$43,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by various Corporate Bonds, 1.928% – 6.875% due 11/13/2025 – 01/01/2060, valued at $123,987,960); expected proceeds $115,014,279 4.47%, 7/1/2025	115,000,000	115,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/20/2025 (collateralized by a Common Stock and various Corporate Bonds, 0.000% – 5.000% due 09/15/2027 – 10/15/2030, valued at $55,000,232); expected proceeds $50,781,764 4.73%, 10/17/2025 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by various Corporate Bonds, 0.000% – 3.250% due 04/01/2026 – 12/15/2027, valued at $55,000,231); expected proceeds $50,585,000 4.68%, 9/25/2025 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2025 (collateralized by various Common Stocks and various Corporate Bonds, 0.000% – 6.000% due 10/01/2025 – 06/15/2030, valued at $95,450,055); expected proceeds $84,283,733 4.64%, 10/10/2025 (c)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/20/2025 (collateralized by various Corporate Bonds, 0.000% – 8.500% due 06/01/2029 – 06/15/2030, valued at $120,750,142); expected proceeds $106,641,704 4.73%, 10/17/2025 (c)	105,000,000	105,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by various Corporate Bonds, 1.100% – 8.200% due 08/01/2025 – 06/01/2055, valued at $52,500,084); expected proceeds $50,765,236 4.63%, 10/24/2025 (c)	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/24/2025 (collateralized by various Common Stocks, valued at $74,520,162); expected proceeds $69,371,105 4.61%, 8/5/2025 (c)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/24/2025 (collateralized by various Corporate Bonds, 0.000% – 11.750% due 07/01/2025 – 01/01/2099, valued at $148,543,695); expected proceeds $130,111,222 4.40%, 7/1/2025	130,000,000	130,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/25/2025 (collateralized by various Corporate Bonds, 1.800% – 11.750% due 06/01/2026 – 01/01/2099, valued at $58,159,037); expected proceeds $51,043,633 4.40%, 7/2/2025	51,000,000	51,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by various Corporate Bonds, 1.450% – 10.750% due 04/17/2026 – 01/01/2099, valued at $142,070,567); expected proceeds $128,015,609 4.39%, 7/1/2025	128,000,000	128,000,000
See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by various Corporate Bonds, 3.250% – 8.250% due 03/15/2026 – 11/07/2033, valued at $127,666,326); expected proceeds $111,013,567 4.40%, 7/1/2025	$111,000,000	$111,000,000
		1,245,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,943,816,563)		12,944,712,488
TOTAL INVESTMENTS — 98.4% (Cost $12,943,816,563)		12,944,712,488
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		211,238,743
NET ASSETS — 100.0%		$13,155,951,231
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.9% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $610,000,000 or 4.6% of net assets as of June 30, 2025.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$12,944,712,488	$—	$12,944,712,488
TOTAL INVESTMENTS	$—	$12,944,712,488	$—	$12,944,712,488
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$10,568,931,488
Repurchase agreements, at amortized cost	2,375,781,000
Total Investments — unaffiliated issuers	12,944,712,488
Cash	180,037,864
Interest receivable — unaffiliated issuers	34,014,895
TOTAL ASSETS	13,158,765,247
LIABILITIES
Advisory fee payable	286,194
Administration fees payable	8,586
Custodian, sub-administration and transfer agent fees payable	18,522
Trustees’ fees and expenses payable	2,477
Professional fees payable	39,407
Distribution payable	1,615,676
Accrued expenses and other liabilities	843,154
TOTAL LIABILITIES	2,814,016
NET ASSETS	$13,155,951,231
NET ASSETS CONSIST OF:
Paid-in capital	$13,154,998,023
Total distributable earnings (loss)	$953,208
NET ASSETS	$13,155,951,231
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	13,154,998,023
COST OF INVESTMENTS:
Investments at cost	$12,943,816,563
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$318,678,515
EXPENSES
Advisory fees	1,761,218
Administration fees	52,837
Custodian, sub-administration and transfer agent fees	846,308
Trustees’ fees and expenses	36,545
Professional fees	46,102
Insurance expense	23,662
Miscellaneous expenses	17,564
TOTAL EXPENSES	2,784,236
NET INVESTMENT INCOME (LOSS)	315,894,279
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	2,744
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(977,223)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(974,479)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$314,919,800
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$315,894,279	$632,860,031
Net realized gain (loss)	2,744	69,873
Net change in unrealized appreciation/depreciation	(977,223)	(1,703,754)
Net increase (decrease) in net assets resulting from operations	314,919,800	631,226,150
DISTRIBUTIONS TO SHAREHOLDERS:	(315,894,279)	(632,860,677)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	97,175,715,735	167,008,096,673
Cost of shares redeemed	(95,249,506,806)	(165,621,787,592)
Net increase (decrease) in net assets from beneficial interest transactions	1,926,208,929	1,386,309,081
Net increase (decrease) in net assets during the period	1,925,234,450	1,384,674,554
Net assets at beginning of period	11,230,716,781	9,846,042,227
NET ASSETS AT END OF PERIOD	$13,155,951,231	$11,230,716,781
SHARES OF BENEFICIAL INTEREST:
Shares sold	97,175,715,735	167,008,096,673
Shares redeemed	(95,249,506,806)	(165,621,787,592)
Net increase (decrease)	1,926,208,929	1,386,309,081
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0221	0.0533	0.0528	0.0202	0.0014	0.0064
Net realized and unrealized gain (loss)(b)	0.0001	0.0001	0.0001	(0.0019)	(0.0001)	0.0005
Total from investment operations	0.0222	0.0534	0.0529	0.0183	0.0013	0.0069
Distributions to shareholders from:
Net investment income	(0.0222)	(0.0534)	(0.0529)	(0.0183)	(0.0013)	(0.0069)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(c)	2.24%	5.48%	5.42%	1.84%	0.13%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,155,951	$11,230,717	$9,846,042	$9,457,585	$4,412,790	$6,624,222
Ratios to average net assets:
Total expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	4.46%(d)	5.33%	5.28%	2.02%	0.14%	0.64%
Portfolio turnover rate	—%(e)(f)	—%(f)	—%(f)	—%(f)	—%(f)	—%(f)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended June 30, 2025 and years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020.
See accompanying notes to financial statements.
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements
June 30, 2025 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Fund had invested in repurchase agreements with the gross values (principal) of $2,375,781,000 and associated collateral equal to $2,537,094,748.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund’s Board.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2025, based on management’s evaluation of the shareholder account base, the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	1	17.89%
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2025 (Unaudited)
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$12,943,816,563	$895,925	$—	$895,925
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser  to the State Street Navigator Securities Lending Portfolio II (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 2, 2025 and May 7-8, 2025 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel.During the executive session, the Board discussed the following:
[1] The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
(1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2024; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2024; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2024, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $956 billion in assets under management as of December 31, 2024. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 12 other ultra-short bond funds (as classified by Broadridge) with assets ranging from approximately $1.064 billion to approximately $8.448 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short bond funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”). The Board noted that the Fund underperformed the median of the Broadridge Peer Group for the 1- and 5-year
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
periods and outperformed the median of the Broadridge Peer Group for the 3-year period. The Board also noted that the Fund underperformed the median of the Broadridge Performance Universe for the 1-year period and outperformed the median of the Broadridge Performance Universe for the 3- and 5-year periods. The Board additionally noted that the Fund underperformed the Benchmark for the 1-year period, outperformed the Benchmark for the 3-year period and equaled the Benchmark for the 5-year period. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short bond funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe. The Board also noted that the Fund’s total expense ratio was the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2024. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
21

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2025 (Unaudited)
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 4, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 4, 2025